Earnings per Common Share - Computation of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic
Net income	$ 40,546	$ 32,192	$ 33,878
Preferred stock dividends	0	0	647
Less allocation of earnings and dividends to participating securities	173	98	87
Net income available to common shareholders—basic	$ 40,373	$ 32,094	$ 33,144
Weighted average common shares outstanding	15,408,863	16,129,875	15,652,881
Less average participating securities	65,648	49,012	40,013
Weighted average common shares outstanding for earnings per common share basic	15,343,215	16,080,863	15,612,868
Basic earnings per share	$ 2.63	$ 2.00	$ 2.12
Diluted
Net income available to common shareholders—diluted	$ 40,373	$ 32,094	$ 33,791
Add: dilutive effects of convertible preferred shares			1,198,859
Average shares and dilutive potential common shares outstanding—diluted	15,343,215	16,080,863	16,851,740
Diluted earnings per share	$ 2.63	$ 2.00	$ 2.01